Equipment	12 Months Ended
Dec. 31, 2011
Equipment [Abstract]
Equipment

C. Equipment

	September 30,	September 30,
	December 31,
	2011	2010
Equipment consists of (in thousands):
Laboratory equipment	$6,430	$5,915
Office equipment and leasehold improvements	3,806	3,731

	10,236	9,646
Accumulated depreciation	(8,969)	(8,691)

	$1,267	$955